Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥) segment	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Impairment charge (in Yuan Renminbi)
Advertising costs	¥ 3,655	$ 510	¥ 5,710
Number of reportable segment (in segment)	1	1
Percentage of statutory surplus reserve fund	10.00%	10.00%
Percentage of aggregated registered capital	50.00%	50.00%
Reserve fund percentage	10.00%	10.00%
Percentage of statutory reserve aggregated registered capital	50.00%	50.00%
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	1	1
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	7.1636	7.1636
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Zhongjiao Enshi [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	52.00%	52.00%
Zhongjiao Enshi [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	48.00%	48.00%
Hainan Aixin [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	51.00%	51.00%
Hainan Aixin [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	49.00%	49.00%